Stockholders’ equity	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Stockholders’ equity

Note  23.            Stockholders’ equity

Stockholders’ equity consisted of the following:

	SEALSQ Corp.		WISeKey Semiconductors SAS
	As at June 30, 2023		As at December 31, 2022
Share Capital	Ordinary shares	F shares	In equivalent ordinary shares	In equivalent F shares
Par value per share	USD 0.01	USD 0.05	USD 0.01	USD 0.05
Share capital (in USD)	75,015	74,985	75,014	74,985

Total number of authorized shares	200,000,000	10,000,000	200,000,000	10,000,000
Total number of fully paid-in issued shares	7,501,500	1,499,700	7,501,400	1,499,700
Total number of fully paid-in outstanding shares	7,501,500	1,499,700	7,501,400	1,499,700
Total share capital (in USD)	150,000		149,999

On May 23, 2023, the ordinary shares of the SEALSQ Group were listed on the Nasdaq Global Market.